Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required and set forth by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation paid to our named executive officers and the financial performance of the Company.
Pay Versus Performance Table

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers[g,h]	Value of Initial Fixed $100 Investment based on:				Company-Selected Measure[l]
	Summary Compensation Table Total for:		Compensation Actually Paid to:[f]				Total Shareholder Return	Peer Group Total Shareholder Return[i]			5-Year Average Operating Income	5-Year CAGR in Total Shareholder Return[k]
Year	PEO or Co-PEO 1	Co-PEO 2	PEO or Co-PEO 1[h]	Co-PEO 2					Net Income (Loss)
2024[a]	$9,737,887	N/A	$11,917,117	N/A	$3,059,435	$3,490,644	$151.00	$219.19	$2,847,406,000		$2,212,688,600	9%
2023[b]	$8,068,291	N/A	$8,559,693	N/A	$2,469,487	$2,542,584	$124.21	$164.40	$2,101,090,000		$1,965,645,400	6%
2022[c]	$3,991,434	$3,981,772	$4,408,196	$4,398,534	$1,668,541	$1,763,178	$115.25	$144.76	($101,203,000)	[j]	$1,387,831,600	3%
2021[d]	$4,639,603	$4,630,441	$5,625,544	$5,616,382	$2,027,504	$2,324,107	$107.95	$125.88	$2,447,735,000	[j]	$1,449,820,000	6%
2020[e]	$4,183,420	$4,192,222	$3,712,379	$3,721,181	$1,893,420	$1,766,976	$90.39	$103.11	$831,767,000		$962,552,800	3%

a    The named executive officers for the 2024 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan and Brian J. Costanzo as the non-PEO named executive officers.
b    The named executive officers for the 2023 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan, Brian J. Costanzo and Teresa S. Gendron as the non-PEO named executive officers.
c    The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.
d    The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.
e    The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
f    The amounts set out in these columns (i) represent the amounts of “compensation actually paid” to the PEO, or each Co-PEO, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual amounts of compensation earned by or paid to the PEO, or each Co-PEO, during the applicable fiscal year.
g    The amounts set out in this column (i) represent the average amounts of “compensation actually paid” to the non-PEO named executed officers, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual average amounts of compensation earned by or paid to the non-PEO named executive officers during the applicable fiscal year.
h    The amounts set out in the table below have been deducted from or added to the Total Compensation amounts reported in the Summary Compensation Table for 2024 for the PEO and non-PEO named executive officers to determine Compensation Actually Paid for 2024:

		Starting Amount:
			Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2024	PEO	$9,737,887	$6,277,084	$6,186,189	$1,634,577	$635,548	$11,917,117
	Non-PEO NEOs*	$3,059,435	$1,394,731	$1,374,514	$345,081	$106,345	$3,490,644
	* As an average.
i    Dow Jones U.S. Property & Casualty Insurance Companies Index.
j    Amounts are as disclosed in the Pay Versus Performance Table in the Company’s 2023 Proxy Statement. Due to a restatement as a result of the required adoption of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts effective January 1, 2023, net income for 2022 and 2021 has been restated to $(103,357,000) and $2,445,867,000, respectively.
k    The term CAGR means compound annual growth rate.
l    These Company-selected financial performance measures represent the most important financial performance measures used by the Company and were weighted equally to link compensation actually paid to the Company’s named executed officers, for the most recently completed fiscal year, to the Company’s performance.

Named Executive Officers, Footnote		The named executive officers for the 2024 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan and Brian J. Costanzo as the non-PEO named executive officers.		The named executive officers for the 2023 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan, Brian J. Costanzo and Teresa S. Gendron as the non-PEO named executive officers.		The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.		The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.		The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
Peer Group Issuers, Footnote		Dow Jones U.S. Property & Casualty Insurance Companies Index.
PEO Total Compensation Amount		$ 9,737,887	[1]	$ 8,068,291	[2]
PEO Actually Paid Compensation Amount	[3],[4]	$ 11,917,117	[1]	8,559,693	[2]
Adjustment To PEO Compensation, Footnote	The amounts set out in the table below have been deducted from or added to the Total Compensation amounts reported in the Summary Compensation Table for 2024 for the PEO and non-PEO named executive officers to determine Compensation Actually Paid for 2024:

		Starting Amount:
			Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2024	PEO	$9,737,887	$6,277,084	$6,186,189	$1,634,577	$635,548	$11,917,117
	Non-PEO NEOs*	$3,059,435	$1,394,731	$1,374,514	$345,081	$106,345	$3,490,644
	* As an average.

Non-PEO NEO Average Total Compensation Amount		$ 3,059,435	[1]	2,469,487	[2]	$ 1,668,541	[5]	$ 2,027,504	[6]	$ 1,893,420	[7]
Non-PEO NEO Average Compensation Actually Paid Amount	[8]	$ 3,490,644	[1],[3]	2,542,584	[2]	1,763,178	[5]	2,324,107	[6]	1,766,976	[7]
Adjustment to Non-PEO NEO Compensation Footnote	The amounts set out in the table below have been deducted from or added to the Total Compensation amounts reported in the Summary Compensation Table for 2024 for the PEO and non-PEO named executive officers to determine Compensation Actually Paid for 2024:

		Starting Amount:
			Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2024	PEO	$9,737,887	$6,277,084	$6,186,189	$1,634,577	$635,548	$11,917,117
	Non-PEO NEOs*	$3,059,435	$1,394,731	$1,374,514	$345,081	$106,345	$3,490,644
	* As an average.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures Used by the Company to Link Compensation Actually Paid to Company’s Performance

5-year average of the Company’s operating income
5-year CAGR in the Company’s total shareholder return

Total Shareholder Return Amount	[3]	$ 151.00	[1]	124.21	[2]	115.25	[5]	107.95	[6]	90.39	[7]
Peer Group Total Shareholder Return Amount	[9]	219.19	[1]	164.40	[2]	144.76	[5]	125.88	[6]	103.11	[7]
Net Income (Loss)		$ 2,847,406,000	[1]	$ 2,101,090,000	[2]	$ (101,203,000)	[5],[10]	$ 2,447,735,000	[6],[10]	$ 831,767,000	[7]
Company Selected Measure Amount	[11]	2,212,688,600	[1]	1,965,645,400	[2]	1,387,831,600	[5]	1,449,820,000	[6]	962,552,800	[7]
Additional 402(v) Disclosure
The following graphs represent the relationship between “compensation actually paid,” as reflected in the Pay Versus Performance Table, to the Company’s PEO, or each Co-PEO, as applicable, and other named executive officers (expressed as an average) and the performance measures included in the Pay Versus Performance Table (Total Shareholder Return, Peer Group Total Shareholder Return, Net Income, 5-Year Average Operating Income and 5-Year CAGR in Total Shareholder Return).

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	[11],[12]	0.09	[1]	0.06	[2]	0.03	[5]	0.06	[6]	0.03	[7]
Co-PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 3,991,434	[5]	$ 4,639,603	[6]	$ 4,183,420	[7]
PEO Actually Paid Compensation Amount	[3],[4]					$ 4,408,196	[5]	$ 5,625,544	[6]	$ 3,712,379	[7]
PEO Name						Thomas S. Gayner		Thomas S. Gayner		Thomas S. Gayner
Co-PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 3,981,772	[5]	$ 4,630,441	[6]	$ 4,192,222	[7]
PEO Actually Paid Compensation Amount	[3],[4]					$ 4,398,534	[5]	$ 5,616,382	[6]	$ 3,721,181	[7]
PEO Name						Richard R. Whitt, III		Richard R. Whitt, III		Richard R. Whitt, III
PEO [Member]
Pay vs Performance Disclosure
PEO Name		Thomas S. Gayner		Thomas S. Gayner
PEO [Member] | Measure:: 1
Pay vs Performance Disclosure
Name		5-year average of the Company’s operating income
PEO [Member] | Measure:: 2
Pay vs Performance Disclosure
Name		5-year CAGR in the Company’s total shareholder return
PEO [Member] | The Grant Date Fair Value of All Stock Awards Granted in the Applicable Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,277,084)
PEO [Member] | The Fair Value as of the End of the Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,186,189
PEO [Member] | The Change as of the End of the Covered Fiscal Year in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,634,577
PEO [Member] | The Change as of the Vesting Date in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		635,548
Non-PEO NEO | The Grant Date Fair Value of All Stock Awards Granted in the Applicable Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,394,731)
Non-PEO NEO | The Fair Value as of the End of the Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,374,514
Non-PEO NEO | The Change as of the End of the Covered Fiscal Year in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		345,081
Non-PEO NEO | The Change as of the Vesting Date in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 106,345

[1]	The named executive officers for the 2024 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan and Brian J. Costanzo as the non-PEO named executive officers.
[2]	The named executive officers for the 2023 fiscal year included Thomas S. Gayner, as PEO, and Michael R. Heaton, Jeremy A. Noble, Richard R. Grinnan, Brian J. Costanzo and Teresa S. Gendron as the non-PEO named executive officers.
[3]	The amounts set out in the table below have been deducted from or added to the Total Compensation amounts reported in the Summary Compensation Table for 2024 for the PEO and non-PEO named executive officers to determine Compensation Actually Paid for 2024:

		Starting Amount:
			Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2024	PEO	$9,737,887	$6,277,084	$6,186,189	$1,634,577	$635,548	$11,917,117
	Non-PEO NEOs*	$3,059,435	$1,394,731	$1,374,514	$345,081	$106,345	$3,490,644
	* As an average.

[4]	The amounts set out in these columns (i) represent the amounts of “compensation actually paid” to the PEO, or each Co-PEO, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual amounts of compensation earned by or paid to the PEO, or each Co-PEO, during the applicable fiscal year.
[5]	The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.
[6]	The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Michael R. Heaton, Jeremy A. Noble, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.
[7]	The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
[8]	The amounts set out in this column (i) represent the average amounts of “compensation actually paid” to the non-PEO named executed officers, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual average amounts of compensation earned by or paid to the non-PEO named executive officers during the applicable fiscal year.
[9]	Dow Jones U.S. Property & Casualty Insurance Companies Index.
[10]	Amounts are as disclosed in the Pay Versus Performance Table in the Company’s 2023 Proxy Statement. Due to a restatement as a result of the required adoption of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts effective January 1, 2023, net income for 2022 and 2021 has been restated to $(103,357,000) and $2,445,867,000, respectively.
[11]	These Company-selected financial performance measures represent the most important financial performance measures used by the Company and were weighted equally to link compensation actually paid to the Company’s named executed officers, for the most recently completed fiscal year, to the Company’s performance.
[12]	The term CAGR means compound annual growth rate.